Fair values of financial assets and liabilities - Schedule of Financial Liabilities Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	£ 10,534	£ 11,050
Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	10,344	10,861
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	190	189
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	4,929	5,159
Financial liabilities at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	4,904	5,133
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	25	26
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	5,605	5,891
Derivative financial instruments | Level 1
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	5,440	5,728
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	£ 165	£ 163